GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Cash generating units assumptions forecasting period	5 years
Top of range
Disclosure of information for cash-generating units [line items]
Terminal value multiple	1200.00%
Bottom of range
Disclosure of information for cash-generating units [line items]
Terminal value multiple	800.00%
Goodwill
Disclosure of information for cash-generating units [line items]
Impairment	$ 85	$ 793
Healthcare Services Operations | Goodwill
Disclosure of information for cash-generating units [line items]
Impairment	$ 71	$ 661
Total for all cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	16.20%	12.10%
Discount rate applied to cash flow projections	12.00%	11.90%
Perpetuity growth rate applied to cash flow projections	3.00%	3.00%
Total for all cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.80%	4.60%
Discount rate applied to cash flow projections	8.70%	8.70%
Perpetuity growth rate applied to cash flow projections	1.00%	0.80%